Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Accrued Liabilities [Abstract]
Accrued expenses	$ 637	$ 681
Value added tax payable	24	11
Others	599	619
Total other accrued liabilities	$ 1,260	$ 1,311